Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 3	$ 2
Investments in strategic equity securities	3	3
Other investments at fair value through earnings	23	34
Total derivative financial assets	29	39
Liabilities measured at fair value Derivative instruments	53	46
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	3	3
Total derivative financial assets	3	3
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	3	2
Other investments at fair value through earnings	23	34
Total derivative financial assets	26	36
Liabilities measured at fair value Derivative instruments	$ 53	$ 46